RESTRICTED CASH AND INVESTMENTS (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
RESTRICTED CASH AND INVESTMENTS
Cash and cash equivalents	$ 3,858,000	$ 3,652,000
Investments	7,972,000	7,972,000
Restricted cash and investments	11,830,000	11,624,000
Elliot Lake reclamation trust fund
RESTRICTED CASH AND INVESTMENTS
Cash and cash equivalents	3,858,000	3,652,000
Letters of credit facility pledged assets
RESTRICTED CASH AND INVESTMENTS
Letters of credit facility pledged assets	$ 7,972,000	$ 7,972,000